Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [Abstract]
Property, plant and equipment
	Property	Plant and Machinery	Office Equipment	Right-of- use assets	Total
	US$’000	US$’000	US$’000	US$’000	US$’000
Cost
At January 1, 2020	383	1,432	547	2,000	4,362
Additions	38	527	938	4,420	5,923
Disposals	—	—	(372)	(378)	(750)
Foreign exchange movement	38	93	165	140	436
At December 31, 2020	459	2,052	1,278	6,182	9,971
Additions	—	250	479	429	1,158
Acquired assets	—	—	302	648	950
Disposals	—	—	(397)	—	(397)
Foreign exchange movement	(37)	(100)	(33)	(389)	(559)
At December 31, 2021	422	2,202	1,629	6,870	11,123

Accumulated amortization
At January 1, 2020	353	404	187	382	1,326
Depreciation charge	15	134	209	939	1,297
Depreciation charge on disposals	—	—	(239)	(129)	(368)
Foreign exchange movement	35	37	11	59	142
At December 31, 2020	403	575	168	1,251	2,397
Depreciation charge	9	151	580	912	1,652
Depreciation charge on disposals	—	—	(224)	—	(224)
Foreign exchange movement	(33)	(33)	(9)	(43)	(118)
At December 31, 2021	379	693	515	2,120	3,707

Net book value
At December 31, 2020	56	1,477	1,110	4,931	7,574
At December 31, 2021	43	1,509	1,114	4,750	7,416